Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2016 and 2015:

(in thousands)	2016	2015
Prepaid expenses	$35,529	$38,986
Value added tax	14,985	15,219
Other receivables	10,899	9,658
Fair value of derivative instruments	5,386	3,758
Amounts held in escrow in connection with acquisitions	—	2,500
Total prepaid expenses and other current assets	$66,799	$70,121